Net Income/(Loss) Per Share	12 Months Ended
Jun. 30, 2026
Net Income/(Loss) Per Share [Abstract]
Net income/(loss) per share
24.	Net income/(loss) per share

Basic net income/(loss) per share is the amount of net loss available to each share of ordinary shares outstanding during the reporting period. Diluted net loss per share is the amount of net loss available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary equivalent shares.

Basic net income/(loss) per share and diluted net income/(loss) per share were calculated in accordance with ASC 260 Earnings per share for the years ended June 30, 2024, 2025 and 2026 as below:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Numerator:
Net income for discontinued operation	385,527	378,374	318,451
Net income attributable to noncontrolling interests	-	(3)	(12)
Net income from discontinued operation attributable to ordinary shareholders of Here Group Limited	385,527	378,371	318,439
Denominator:
Weighted average number of ordinary shares outstanding (i)
— basic	164,998,649	161,291,663	161,393,281
— diluted	164,998,649	161,291,663	161,393,281
Net income from discontinued operation per ordinary share attributable to ordinary shareholders of Here Group Limited
— basic	2.34	2.35	1.97
— diluted	2.34	2.35	1.97

Numerator:
Net loss for continuing operations	-	(21,806)	(254,935)
Net loss/(income) attributable to noncontrolling interests	-	2,165	(1,071)
Net loss from continuing operations attributable to ordinary shareholders of Here Group Limited	-	(19,641)	(256,006)
Denominator:
Weighted average number of ordinary shares outstanding (i)
— basic	164,998,649	161,291,663	161,393,281
— diluted	164,998,649	161,291,663	161,393,281
Net loss from continuing operations per ordinary share attributable to ordinary shareholders of Here Group Limited
— basic	-	(0.12)	(1.59)
— diluted	-	(0.12)	(1.59)

(i)

Basic and diluted net income/(loss) per share are computed using the weighted average number of ordinary shares outstanding during the period, including 3,092,516, 810,696 and 60,009 vested options with nominal exercise price for the years ended June 30, 2024, 2025 and 2026.

For the years ended June 30, 2024, 2025 and 2026, as the Group is in a net loss position for the continuing operations, the potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share. For the years ended June 30, 2024, 2025 and 2026, stock options to purchase ordinary shares and restricted shares that were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company were 5,047,002, 3,904,579 and 3,906,394 respectively, on a weighted average basis.